Related Party Transactions (Details) - USD ($)					3 Months Ended				12 Months Ended
	Jan. 09, 2025	Nov. 17, 2023	Aug. 29, 2019	Dec. 31, 2017	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 06, 2025
Related Party Transactions [Line Items]
Consulting expenses						$ 15,597		$ 16,731	$ 63,644	$ 86,528
Accrued and unpaid services charge						2,615	$ 15,000		15,000	15,000
Cash payment						1,369,586	2,856,309		2,856,309	285,400
Equity method investment payable										666,667
Interest expense					$ 246,456		236,215		983,486	773,780
Purchase price		$ 3,000,000
Preferred stock, value
Redemption aggregate cash amount						1,745,000
Payment of equity investment						95,000
Regular payments on equity investments						75,000
Carrying value equity method investment						95,000
Receivable from sale of equity method investment						1,650,000
Accrued liabilities						$ 42,385
Exchange share (in Shares)	9,000
Line of Credit Agreement [Member]
Related Party Transactions [Line Items]
Line of credit			$ 20,000,000
Promissory note maturity date			Dec. 31, 2024
Bears interest rate			5.00%
Lab Services MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable							566,667		566,667
Accrued liabilities and other payables							632,916		632,916	72,746
Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Equity interest rate						40.00%
Lab Service MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable						$ 566,667
Carrying value of the extinguished						632,916
Carrying value equity method investment						13,377,916
Receivable from sale of equity method investment						11,029,221
Accrued liabilities						0
Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage		30.00%
Purchase price		$ 7,000,000
Advance from pending sale of noncontrolling interest						3,328,078	3,108,106		3,108,106
Mr. Lu [Member] | Membership Interest Purchase Agreement [Member]
Related Party Transactions [Line Items]
Acquire percentage		70.00%
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Additional acquire percentage		70.00%
Related Party [Member]
Related Party Transactions [Line Items]
Rental revenue						12,600		$ 12,600	50,400	50,400
Rent receivable							0		0	124,500
Interest expense									42,445	33,712
Advance from pending sale of noncontrolling interest						3,328,078	3,108,106		3,108,106	485,714
Related Party [Member] | Letter of Credit [Member]
Related Party Transactions [Line Items]
Accrued and unpaid interest for line of credit									0	33,712
Related Party [Member] | Lab Service MSO [Member]
Related Party Transactions [Line Items]
Other payables							632,916		632,916
Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration						100,000			100,000	100,000
Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Accrued liabilities and other payables							0		0	33,712
Advance from pending sale of noncontrolling interest							3,108,106		3,108,106	485,714
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Purchase price		$ 7,000,000
Avalon RT 9 [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage		30.00%
Purchase price		$ 3,000,000
Series B Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value							11,000,000		11,000,000	11,000,000
Carrying value of the extinguished						2,348,695
Series B Preferred Stock [Member] | Lab Service MSO [Member]
Related Party Transactions [Line Items]
Preferred stock, value						11,000,000
Series A Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value	$ 9,000,000						9,000,000		9,000,000	$ 9,000,000
Series D Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value						$ 8,837,527					$ 1,000
Shares issued (in Dollars per share)	$ 5,000					$ 162,473
Beijing GenExosome [Member]
Related Party Transactions [Line Items]
Cash payment				$ 450,000
Ownership percentage						40.00%	40.00%		40.00%
Acquired cash payment				$ 450,000